Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Income Taxes

Income Taxes – The Company accounts for income taxes in accordance with ASC Topic No. 740, “Accounting for Income Taxes.”

The Company adopted the provisions of ASC Topic No. 740, “Accounting for Income Taxes,” at the date of inception on February 5, 2010. As a result of the implementation of ASC Topic No. 740, the Company recognized no increase in the liability for unrecognized tax benefits.

The Company has no tax positions at December 31, 2016 and 2015 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the year ended December 31, 2016, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2016 or 2015. All tax years starting with 2010 are open for examination.